INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	Years Ended December 31,
	2019	2018
Deferred Tax Assets:
Tax benefit of net operating loss carry-forward	$11,828,268	$6,465,826
Depreciation and amortization	27,949	(5,102)
Accrued liabilities	360,204	261,876
Stock based compensation	34,493	-
Interest Expense	-	740,285
R&D Credit	851,413	393,165
Total deferred tax assets	13,102,327	7,856,050
Valuation allowance for deferred tax assets	(13,102,327)	(7,856,050)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of valuation allowance
	Years Ended December 31,
	2019	2018
Beginning of the year	$7,856,050	$4,726,411
Change in valuation account	5,246,277	3,129,639
End of the year	$13,102,327	$7,856,050

Schedule of effective income tax rate reconciliation
	Years Ended December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
Federal true ups	0.8%
State taxes, net of federal benefit	(6.2)%	(6.9)%
Share-based compensation	-%	-%
Effect of U.S. tax law change	-%	-%
Change in valuation allowance	27.1%	25.8%
Nondeductible expenses	0.5%	2.0%
R&D credit	(2.4)%	(3.2)%
Stock Options	-%	3.3%
Foreign rate differential	(0.2)%
China liquidation	1.4%
Effective income tax rate	-%	-%